Summary of Significant Accounting Policies - Schedule of Estimate Useful Life of Assets (Details)	6 Months Ended
Jun. 30, 2020
Leasehold Improvement [Member]
Property plant and equipment useful life, description	Shorter of the lease term or estimated useful life
Furniture and Education Equipment [Member]
Property plant and equipment useful life	5 years
Computer Equipment and Software [Member] | Minimum [Member]
Property plant and equipment useful life	3 years
Computer Equipment and Software [Member] | Maximum [Member]
Property plant and equipment useful life	5 years